UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
[X]    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023
TAL International Container Corporation
(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported): January 22, 2024
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001493223

Carla L. Heiss
TAL International Container Corporation 100 Manhattanville Road Purchase, NY 10577 Tel: (914) 697-2530
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)
[ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]
[ ]      Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:

________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _____________

Central Index Key Number of underwriter (if applicable): _____________

____________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2)(ii), TAL International Container Corporation, as securitizer, has indicated by check mark that there is no activity to report in respect of asset-backed securities issued in transactions sponsored by the securitizer that were outstanding during the reporting period.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
Not applicable for the reporting period.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TAL INTERNATIONAL CONTAINER CORPORATION (Securitizer)
By:	/s/ Michael S. Pearl
Name:	Michael S. Pearl
Title:	Chief Financial Officer
Dated:	January 22, 2024